Special Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring And Related Activities [Abstract]
Summary of Restructuring and Related Cost
	Licensing	Intelligent Systems	Corporate	Total
Year ended December 31, 2018
Fiscal 2018 Restructuring Program	$2,498	$2,435	$1,300	$6,233
Acquisition related costs including retention payments	-	-	303	303
Contingent consideration fair value adjustment	-	-	(3,545)	(3,545)
Special charges, net	$2,498	$2,435	$(1,942)	$2,991

Year ended December 31, 2017
Acquisition related costs including retention payments	-	-	1,682	1,682
Contingent consideration fair value adjustment			(1,976)	(1,976)
Special charges, net	$-	$-	$(294)	$(294)

Fiscal 2018 Restructuring Program
Restructuring accrual as at January 1, 2018	$-	$-	$-	$-
Workforce reduction	2,392	1,812	-	4,204
Retiring allowances	88	-	1,300	1,388
Facilities costs	-	90	-	90
Asset write-downs	-	342	-	342
Other costs	18	191	-	209
Total accruals and costs	2,498	2,435	1,300	6,233
Less amounts paid during the year	736	2,284	-	3,020
Restructuring accrual as at December 31, 2018	$1,762	$151	$1,300	$3,213